Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 — SUBSEQUENT EVENTS

IAS 10 (Events After the Reporting Period) defines an adjusting event as an event that provides evidence of conditions that existed at the reporting date and requires adjustments to the financial statements.

Since the promissory notes included a contractual conversion right, and evidence existed at the reporting date that the Investors intended to convert them into common stock, this event qualifies as an adjusting event under IAS 10.

Accordingly, the financial statements have been adjusted to reflect:

●	The conversion of the first and second tranche promissory notes into equity.

●	The elimination of the related liabilities and accrued interest up to the conversion date.

●	The lapse of associated warrants post-repayment.

These adjustments ensure that the financial statements present an accurate and fair view of the Company’s financial position as of the reporting date.

On October 1, 2025, the Company has acquired a new cable and broadband company through SSC. Sree Devi Digital Systems Private Limited and Sree Devi Communication Private Limited were newly acquired in fiscal year 2025–26, with 51% held by Lytus Sri Sai Networks Private Limited, resulting in an effective 26% indirect stake for Lytus Technologies. Accordingly, their financials are not included above, and consolidation will apply from fiscal year 2025–26 onward.

As of April 10, 2024, all the warrants and the preferred stock (stated above) have been converted to common stock and the liability has been repaid in full.

IAS 10 (Events After the Reporting Period) defines an adjusting event as an event that provides evidence of conditions that existed at the reporting date and requires adjustments to the financial statements.

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is February 11, 2025, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

In December 2024, out of the three tranches, both the 1st Tranche and 2nd Tranche of the promissory notes were fully converted into equity shares of the Company. The conversion included the principal amount of the notes and the accrued interest up to the conversion date. Since the promissory notes included a contractual conversion right, and evidence existed at the reporting date that the Investors intended to convert them into common stock, this event qualifies as an adjusting event under IAS 10.

Accordingly, the financial statements have been adjusted to reflect:

●	The conversion of the first and second tranche promissory notes into equity.

●	The elimination of the related liabilities and accrued interest up to the conversion date.

●	The lapse of associated warrants post-repayment.

These adjustments ensure that the financial statements present an accurate and fair view of the Company’s financial position as of the reporting date.

The impact of this transaction on the equity structure is summarized below:

Impact on Equity Structure

Date of Conversion	Promissory Note Converted ($)	No of Shares Issued	Conversion Price per Share ($)	Increase in Share Capital ($)	Increase in Share Premium (Net of Transaction Cost) ($)
03 Dec 24	41,275	30,000	1.38	300	31,195
10 Dec 24	25,412	20,000	1.27	200	19,194
12 Dec 24	22,559	20,000	1.13	200	17,022
16 Dec 24	15,000	15,000	1	150	11,306
17 Dec 24	32,000	32,000	1	320	24,118
18 Dec 24	18,000	18,000	1	180	13,567
20 Dec 24	2,719,611	2,719,611	1	27,196	2,152,552
Impact on Equity Structure				28,546	2,268,954

On February 3, 2025, we entered into the SEPA (Standby Equity Purchase Agreement, dated February 3, 2025 (the “Effective Date”), by and between the Company and the Selling Shareholder) with the Selling Shareholder (YA II PN, Ltd.). Pursuant to the SEPA, the Selling Shareholder will advance to the Company, subject to the satisfaction of certain conditions as set forth therein, the principal amount of $6 million, which will be evidenced by Promissory Notes in two tranches. The Promissory Notes will accrue interest on the outstanding principal balance at an annual rate equal to 0%, which shall increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined in the Promissory Notes) for so long as such event remains uncured. The Promissory Notes will mature on March 1, 2026, which may be extended at the option of the Selling Shareholder. The Promissory Notes are convertible at a conversion price equal to the lower of (i) $0.7048 per share or (ii) 93% of the lowest daily VWAP (as defined below) during the five consecutive trading days immediately preceding the date of conversion (the “Conversion Price”), which price shall not be lower than the floor price of $0.1236 (the “Floor Price”).

The first tranche of the Pre-Paid Advance was disbursed on February 3, 2025, in the principal amount of $5 million. The second tranche of the Pre-Paid Advance will be in the principal amount of $1 million and advanced on the second trading day after the registration statement of which this prospectus forms a part becomes effective. At each Pre-Advance Closing, the Selling Shareholder advanced, and is expected to advance, to the Company the principal amount of the applicable tranche of the Pre-Paid Advance, less a discount in the amount equal to 5% of the principal amount of such tranche of the Pre-Paid Advance netted from the purchase price due and structured as an original issue discount.

(2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

NOTE 23 — SUBSEQUENT EVENTS

1.	Increase in Authorized Shares Capital

On May 20, 2025, the Company amended its Memorandum and Articles of Association to increase its authorized share capital from 230,000,000 shares to 5,000,000,000 shares. This amendment was duly approved by the Company’s Board of Directors on the same date.

2.	Issuance of Common Shares

Subsequent to the reporting period, the Company issued an aggregate of 4,765,000,000 common shares. On July 3, 2025, the Company issued an aggregate of 3,800,000,000 restricted common shares to the Lytus Trust, an entity controlled by Dharmesh Pandya, the Chief Executive Officer of the Company. The Company intends to subsequently allocate to the Company’s management and/or employees in consideration for their respective services provided to the Company.

On July 7, 2025, the Company entered into common share purchase agreements with two investors, pursuant to which the Company issued and sold an aggregate of 965,000,000 common shares in a private placement transaction pursuant to Regulation S promulgated under the Securities Act of 1933 at a purchase price of $0.016 per share, for aggregate gross proceeds of $15,440,000. The details of the issuances resulting from these are as follows:

●	Torii Investment Holdings – 482,500,000 common shares

●	Ezeesoft Technologies LLC – 482,500,000 common shares

As a result of such issuances, the number of outstanding common shares increased from 179,997,491 to 4,944,997,491, which is the current number of Common Shares outstanding as of August 13, 2025.

3.	Proposed Acquisition of Sreedevi Digital Systems Private Limited

Subsequent to the reporting date, on April 15, 2025, Lytus Sri Sai Networks Private Limited, a subsidiary of Lytus Technologies Private Limited (which in turn is a subsidiary of Lytus Technologies Holdings PTV. Ltd., the ultimate holding company), entered into a agreement to acquire 51% of the equity shares of Sreedevi Digital Systems Private Limited.

Upon completion, this acquisition will result in Sreedevi Digital Systems Private Limited becoming a subsidiary of Lytus Sri Sai Networks Private Limited and, consequently, will be consolidated into the financial statements of Lytus Technologies Holdings PTV. Ltd.

As of the date of approval of these financial statements, the acquisition has not yet been completed, and control—as defined under IFRS 10 Consolidated Financial Statements—has not been obtained. Accordingly, the financial results of Sreedevi Digital Systems Private Limited have not been consolidated in these financial statements.

The financial and operational impact of the acquisition will be recognized in the period in which control is transferred.